Frank Value Fund Investment Risks - Frank Value Fund	Nov. 01, 2024
Prospectus [Line Items]
Risk [Text Block]

Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk: The Fund invests the majority of its assets in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Management Risk: A risk of investing in the Fund is that the Adviser’s strategy of investing in undervalued securities may fail. The Adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, pandemics, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

Portfolio Turnover Risk: A higher portfolio turnover results in higher transactional and brokerage costs.

Sector Risk: If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks. The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Special Situation Risk: The Fund may invest a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs also may be created for the purpose of moving liabilities from the parent company to the spin-off. These potential problems may impair operating results, leading to losses to the Fund. Additionally, there is a possibility that the spin-off company may incur the business risk of the parent. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. These companies also may have weak financial positions. Merger securities may encounter complications arising from the expected transaction. Finally, the Adviser may incorrectly evaluate any of these special situation stocks, resulting in losses to the Fund.

Value Investing Risk: Value stocks may remain undervalued during a given time period and may not ever realize their full value.

Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk: The Fund invests the majority of its assets in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Management Risk: A risk of investing in the Fund is that the Adviser’s strategy of investing in undervalued securities may fail. The Adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, pandemics, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

Portfolio Turnover Risk: A higher portfolio turnover results in higher transactional and brokerage costs.

Sector Risk: If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks. The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Special Situation Risk: The Fund may invest a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs also may be created for the purpose of moving liabilities from the parent company to the spin-off. These potential problems may impair operating results, leading to losses to the Fund. Additionally, there is a possibility that the spin-off company may incur the business risk of the parent. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. These companies also may have weak financial positions. Merger securities may encounter complications arising from the expected transaction. Finally, the Adviser may incorrectly evaluate any of these special situation stocks, resulting in losses to the Fund.

Value Investing Risk: Value stocks may remain undervalued during a given time period and may not ever realize their full value.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing